Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Group's subsidiaries and consolidated VIEs are incorporated in jurisdictions
Name	Incorporation date	Place of incorporation/ establishment	Percentage of ownership	Principal activities
Beijing Yinghua Wealth Investment Management Holdings Co., Ltd. (“Yinghua Wealth”)	April 11, 2011	PRC	91.91%	Investment consulting
Beijing Oriental Union Investment Management Co., Ltd. (“Beijing Oriental”)	June 21, 2011	PRC	Consolidated VIE	Services for online marketplace
UCF Huarong Investment Co., Ltd. (UCF)	December 23, 2011	Hong Kong	100%	Holding company
Beijing NCF Financial Services Information Technology Co., Ltd. (“NCF Financial”)	April 15, 2014	PRC	100%	Financing / Investment advisory services provider
Beijing Jing Xun Shi Dai Technology Co., Ltd. (“Jing Xun Shi Dai”)	June 27, 2014	PRC	Consolidated VIE	Services for online marketplace
State Ace Ltd. (SAL)	October 22, 2015	BVI	100%	Holding company
Zhan Yang Ltd. (ZYL)	October 22, 2015	BVI	100%	Holding company
Tall Lead Ltd. (TLL)	October 22, 2015	BVI	100%	Holding company
NCF Development Co., Ltd. (NCFD)	November 16, 2015	Hong Kong	100%	Holding company
NCF International Ltd. (NCFI)	November 16, 2015	Hong Kong	100%	Holding company
Shenzhen Yifang Yurong Financial Information Technology Service Co., Ltd. (“Yifang Yurong”)	December 1, 2015	PRC	100%	Investment consulting
Shenzhen Yingxin Fund Sales Limited Liability Co., Ltd. (“Yingxin Fund Sales”)	December 29, 2015	PRC	100%	Fund sales agency
Beijing NCF Cloud Services Information Technology Co., Ltd. (“Cloud Services”)	January 5, 2016	PRC	100%	Technology development and services
Shanghai Cenmu Business Information Consulting Co., Ltd.	January 17, 2017	PRC	100%	Business consulting
Xinzu (Beijing) Technology Co., Ltd.	May 5, 2017	PRC	Consolidated VIE as a subsidiary of Jing Xun Shi Dai	Technology development and consulting
Shanghai NCF Puhui Business Consulting Co., Ltd.	July 30, 2018	PRC	100%	Business consulting